Consolidated Statements of Financial Position - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019
Non-current assets
Property, plant and equipment	¥ 101,043	¥ 99,437
Investment properties	166	653
Right-of-use assets	118,210	128,704
Intangible assets	11,718	11,698
Advanced payments on acquisition of aircraft	17,240	16,222
Investments in associates	1,793	1,977
Investments in joint ventures	594	627
Equity investments designated at fair value through other comprehensive income	995	1,274
Derivative financial instruments	37	27
Other non-current assets	5,345	3,970
Deferred tax assets	5,011	853
Non-current assets	262,152	265,442
Current assets
Flight equipment spare parts	2,054	2,407
Trade receivables	1,124	1,717
Financial asset at fair value through profit or loss	95	121
Prepayments and other receivables	11,198	14,093
Derivative financial instruments	362	43
Restricted bank deposits	12	6
Cash and cash equivalents	7,651	1,350
Assets classified as held for sale	2	6
Current assets	22,498	19,743
Current liabilities
Trade and bills payables	3,220	3,877
Contract liabilities	3,671	10,178
Other payables and accruals	21,619	22,602
Current portion of lease liabilities	14,073	15,590
Current portion of borrowings	57,150	25,233
Income tax payable	48	351
Current portion of provision for lease return costs for aircraft and engines	24	519
Derivative financial instruments	3	13
Current liabilities	99,808	78,363
Net current liabilities	(77,310)	(58,620)
Total assets less current liabilities	184,842	206,822
Non-current liabilities
Lease liabilities	82,178	94,685
Borrowings	30,745	26,604
Provision for lease return costs for aircraft and engines	6,966	6,659
Contract liabilities	1,320	1,499
Derivative financial instruments	138	10
Post-retirement benefit obligations	2,373	2,419
Other long-term liabilities	1,955	2,278
Deferred tax liabilities	13	22
Non-current liabilities	125,688	134,176
Net assets	59,154	72,646
Equity attributable to the equity holders of the Company
- Share capital	16,379	16,379
- Reserves	39,870	52,629
Equity attributable to the equity holders of the Company	56,249	69,008
Non-controlling interests	2,905	3,638
Total equity	¥ 59,154	¥ 72,646